Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 96.54%
iShares® Broad USD High Yield Corporate Bond ETF	40,863	$1,418,355
iShares® Core S&P 500® ETF	2,584	1,109,647
iShares® Core S&P® Mid-Cap ETF	1,104	275,282
Schwab Fundamental Emerging Markets Large Company Index ETF	10,773	282,468
Schwab Fundamental International Large Company Index ETF	17,947	568,381
Schwab Fundamental U.S. Large Company Index ETF	9,970	558,021
Schwab US TIPS ETF	11,195	565,236
SPDR® Portfolio Intermediate Term Corporate Bond ETF	36,160	1,137,232
VanEck J. P. Morgan EM Local Currency Bond ETF	28,673	684,424
Vanguard® Emerging Markets Government Bond ETF	7,055	417,374
Vanguard® FTSE Developed Markets ETF	12,702	555,331
Vanguard® Intermediate-Term Treasury ETF	24,898	1,422,921
Vanguard® Mortgage-Backed Securities ETF	32,055	1,403,368
Vanguard® Short-Term Bond ETF	68,759	5,168,614
Vanguard® Short-Term Inflation-Protected Securities ETF	9,138	432,045
Vanguard® Total Bond Market ETF	127,283	8,881,808
Vanguard® Total Stock Market ETF	9,166	1,946,950
Vanguard® Value ETF	2,010	277,239
Total Exchange Traded Funds
(Cost $28,548,555)		27,104,696

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.53%
State Street Institutional Treasury Plus Money Market Fund Premier Class	5.283%	991,318	$991,318

Total Short-Term Investments
(Cost $991,318)			991,318

Total Investments - 100.07%
(Total cost $29,539,873)			28,096,014

Liabilities in Excess of Other Assets - (0.07)%			(19,275)

Net Assets - 100.00%			$28,076,739

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 97.09%
Columbia EM Core ex-China ETF	18,710	$513,028
iShares® Broad USD High Yield Corporate Bond ETF	52,899	1,836,124
iShares® Core S&P 500® ETF	9,492	4,076,150
iShares® Core S&P® Mid-Cap ETF	4,092	1,020,340
Schwab Fundamental Emerging Markets Large Company Index ETF	29,884	783,558
Schwab Fundamental International Large Company Index ETF	88,445	2,801,053
Schwab Fundamental U.S. Large Company Index ETF	36,615	2,049,342
Schwab US TIPS ETF	15,530	784,110
SPDR® Portfolio Intermediate Term Corporate Bond ETF	41,790	1,314,296
SPDR® Portfolio S&P 600® Small Cap ETF	13,700	505,530
VanEck J. P. Morgan EM Local Currency Bond ETF	32,450	774,582
Vanguard® Emerging Markets Government Bond ETF	8,700	514,692
Vanguard® FTSE Developed Markets ETF	34,954	1,528,189
Vanguard® Intermediate-Term Treasury ETF	27,628	1,578,940
Vanguard® Mortgage-Backed Securities ETF	53,500	2,342,230
Vanguard® Short-Term Bond ETF	98,807	7,427,322
Vanguard® Short-Term Inflation-Protected Securities ETF	11,270	532,846
Vanguard® Total Bond Market ETF	183,626	12,813,422
Vanguard® Total Stock Market ETF	28,830	6,123,780
Vanguard® Value ETF	7,440	1,026,199
Total Exchange Traded Funds
(Cost $51,408,400)		50,345,733
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.99%
State Street Institutional Treasury Plus Money Market Fund Premier Class	5.283%	1,548,363	$1,548,363

Total Short-Term Investments
(Cost $1,548,363)			1,548,363

Total Investments - 100.08%
(Total cost $52,956,763)			51,894,096

Liabilities in Excess of Other Assets - (0.08)%			(40,354)

Net Assets - 100.00%			$51,853,742

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.04%
Columbia EM Core ex-China ETF	109,210	$2,994,538
iShares® Broad USD High Yield Corporate Bond ETF	109,947	3,816,260
iShares® Core S&P 500® ETF	38,238	16,420,544
iShares® Core S&P® Mid-Cap ETF	26,684	6,653,656
Schwab Fundamental Emerging Markets Large Company Index ETF	115,916	3,039,318
Schwab Fundamental International Large Company Index ETF	386,399	12,237,256
Schwab Fundamental U.S. Large Company Index ETF	160,920	9,006,692
Schwab US TIPS ETF	30,130	1,521,264
SPDR® Portfolio Intermediate Term Corporate Bond ETF	48,660	1,530,357
SPDR® Portfolio S&P 600® Small Cap ETF	59,820	2,207,358
VanEck J. P. Morgan EM Local Currency Bond ETF	123,500	2,947,945
Vanguard® FTSE Developed Markets ETF	205,127	8,968,153
Vanguard® FTSE Emerging Markets ETF	38,083	1,493,235
Vanguard® Intermediate-Term Treasury ETF	53,616	3,064,154
Vanguard® Mega Cap Growth ETF	6,600	1,497,540
Vanguard® Mortgage-Backed Securities ETF	69,030	3,022,133
Vanguard® Short-Term Bond ETF	185,047	13,909,983
Vanguard® Total Bond Market ETF	402,390	28,078,774
Vanguard® Total Stock Market ETF	98,419	20,905,180
Vanguard® Value ETF	32,485	4,480,656
Total Exchange Traded Funds
(Cost $142,318,927)		147,794,996
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.00%
State Street Institutional Treasury Plus Money Market Fund Premier Class	5.283%	3,013,611	$3,013,611

Total Short-Term Investments
(Cost $3,013,611)			3,013,611

Total Investments - 100.04%
(Total cost $145,332,538)			150,808,607

Liabilities in Excess of Other Assets - (0.04)%			(57,126)

Net Assets - 100.00%			$150,751,481

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.26%
Columbia EM Core ex-China ETF	244,770	$6,711,593
iShares® Broad USD High Yield Corporate Bond ETF	65,890	2,287,042
iShares® Core S&P 500® ETF	67,756	29,096,459
iShares® Core S&P® Mid-Cap ETF	62,200	15,509,570
Schwab Fundamental Emerging Markets Large Company Index ETF	260,632	6,833,771
Schwab Fundamental International Large Company Index ETF	723,846	22,924,203
Schwab Fundamental U.S. Large Company Index ETF	281,350	15,747,160
SPDR® Portfolio S&P 600® Small Cap ETF	119,430	4,406,967
SPDR® S&P 600 Small CapValue ETF	45,250	3,274,742
Vanguard® FTSE Developed Markets ETF	461,087	20,158,724
Vanguard® FTSE Emerging Markets ETF	57,052	2,237,009
Vanguard® Mega Cap Growth ETF	19,810	4,494,889
Vanguard® Mortgage-Backed Securities ETF	51,690	2,262,988
Vanguard® Short-Term Bond ETF	184,791	13,890,739
Vanguard® Total Bond Market ETF	325,850	22,737,813
Vanguard® Total Stock Market ETF	195,036	41,427,597
Vanguard® Value ETF	48,677	6,714,019
Total Exchange Traded Funds
(Cost $201,652,435)		220,715,285

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.74%
State Street Institutional Treasury Plus Money Market Fund Premier Class	5.283%	3,917,151	$3,917,151

Total Short-Term Investments
(Cost $3,917,151)			3,917,151

Total Investments - 100.00%
(Total cost $205,569,586)			224,632,436

Liabilities in Excess of Other Assets - 0.00%(1)			(3,301)

Net Assets - 100.00%			$224,629,135

(1)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.16%
Columbia EM Core ex-China ETF	197,125	$5,405,168
iShares® Core S&P 500® ETF	57,073	24,508,858
iShares® Core S&P® Mid-Cap ETF	55,646	13,875,330
Schwab Fundamental Emerging Markets Large Company Index ETF	208,499	5,466,844
Schwab Fundamental International Large Company Index ETF	669,293	21,196,509
Schwab Fundamental U.S. Large Company Index ETF	220,130	12,320,676
SPDR® Portfolio S&P 600® Small Cap ETF	125,035	4,613,792
SPDR® S&P 600 Small CapValue ETF	31,425	2,274,227
Vanguard® FTSE Developed Markets ETF	334,930	14,643,140
Vanguard® FTSE Emerging Markets ETF	58,611	2,298,137
Vanguard® Mega Cap Growth ETF	16,940	3,843,686
Vanguard® Short-Term Bond ETF	21,110	1,586,839
Vanguard® Total Bond Market ETF	44,648	3,115,537
Vanguard® Total Stock Market ETF	147,896	31,414,589
Vanguard® Value ETF	33,343	4,599,000
Total Exchange Traded Funds
(Cost $135,313,907)		151,162,332

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.78%
State Street Institutional Treasury Plus Money Market Fund Premier Class	5.283%	2,735,562	$2,735,562

Total Short-Term Investments
(Cost $2,735,562)			2,735,562

Total Investments - 99.94%
(Total cost $138,049,469)			153,897,894

Other Assets in Excess of Liabilities - 0.06%			96,851

Net Assets - 100.00%			$153,994,745

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 25.43%
Enbridge, Inc.	294,303	$9,761,348
Gibson Energy, Inc.	155,936	2,230,691
Keyera Corp.	221,534	5,201,339
Pembina Pipeline Corp.	173,024	5,202,503
TC Energy Corp.	152,836	5,256,006

Total Canadian Energy Infrastructure Companies
(Cost $33,158,233)		27,651,887

Exchange Traded Fund - 0.74%
Energy Select Sector SPDR® Fund	8,900	804,471

Total Exchange Traded Fund
(Cost $804,538)		804,471

U.S. Energy Infrastructure Companies - 32.94%
Cheniere Energy, Inc.	36,818	6,110,315
DT Midstream, Inc.	94,025	4,975,803
Equitrans Midstream Corp.	447,772	4,195,624
Kinder Morgan, Inc.	315,143	5,225,071
Kinetik Holdings, Inc.	13,944	470,610
NextDecade Corp. (1)	99,241	508,114
ONEOK, Inc.	134,053	8,502,982
Targa Resources Corp.	60,830	5,214,348
Tellurian, Inc. (1)	531,266	616,268

Total U.S. Energy Infrastructure Companies
(Cost $33,280,559)		35,819,135

U.S. Energy Infrastructure MLPs - 24.39%
Crestwood Equity Partners LP	20,705	605,621
Energy Transfer LP	666,465	9,350,504
Enterprise Products Partners LP	345,818	9,465,039
Genesis Energy LP	25,662	264,832
Hess Midstream LP, Class A	65,294	1,902,014
Holly Energy Partners LP	10,692	234,796
MPLX LP	83,417	2,967,143
NuStar Energy LP	27,201	474,385
Western Midstream Partners LP	45,869	1,249,013

Total U.S. Energy Infrastructure MLPs
(Cost $22,468,000)		26,513,347

U.S. General Partners - 16.52%
Antero Midstream Corp.	327,479	3,923,199
EnLink Midstream LLC	235,394	2,876,515
Plains GP Holdings LP, Class A	322,970	5,206,276
Security Description	Shares	Value
U.S. General Partners (continued)
The Williams Cos., Inc.	176,841	$5,957,773

Total U.S. General Partners
(Cost $13,833,821)		17,963,763

Total Investments - 100.02%
(Total cost $103,545,151)		108,752,603

Liabilities in Excess of Other Assets - (0.02)%		(22,039)

Net Assets - 100.00%		$108,730,564

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Global Opportunity Portfolio

Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 22.71%
Financials - 22.71%
3i Infrastructure PLC	75,000	$278,225
Abrdn Private Equity Opportunities Trust PLC	68,054	366,275
HarbourVest Global Private Equity, Ltd. (1)	36,600	1,020,609
HBM Healthcare Investments AG, Class A	1,400	268,881
HgCapital Trust PLC	181,000	858,328
ICG Enterprise Trust PLC	32,000	464,617
NB Private Equity Partners, Ltd.	15,500	298,458
Oakley Capital Investments, Ltd.	126,500	691,459
Pantheon International PLC Fund (1)	132,000	469,276
VinaCapital Vietnam Opportunity Fund, Ltd.	28,770	155,153

Total Financials		4,871,281

Total Closed-End Funds
(Cost $4,288,957)		4,871,281

Common Stocks - 72.94%
Communication Services - 1.02%
IAC, Inc. (1)	4,350	219,197

Consumer Discretionary - 1.74%
Wesfarmers, Ltd.	11,000	372,284

Consumer Staples - 2.44%
Costco Wholesale Corp.	925	522,588

Financials - 52.79%
3i Group PLC	42,400	1,067,242
Altamir	16,260	429,772
Apollo Global Management, Inc., Class A	4,350	390,456
Ares Capital Corp.	21,500	418,605
Ares Management LP, Class A	9,200	946,403
Berkshire Hathaway, Inc., Class B (1)	1,850	648,055
Blackstone, Inc., Class A	7,600	814,264
Blue Owl Capital Corp.	20,800	288,080
Brederode SA	8,052	807,433
Carlyle Group, Inc.	6,950	209,612
Carlyle Secured Lending, Inc.	15,100	218,950
Clairvest Group, Inc.	5,100	289,122
Deutsche Beteiligungs AG	4,200	139,527
FS KKR Capital Corp.	27,900	549,351
Hercules Capital, Inc.	10,700	175,694
Intermediate Capital Group PLC	36,200	607,637
Investor AB, B Shares Class B	22,800	436,495
Security Description	Shares	Value
Financials (continued)
KKR & Co., Inc., Class A	14,800	$911,680
Mastercard, Inc., Class A	940	372,155
Mutares SE & Co. KGaA	12,800	371,946
Onex Corp.	4,200	246,851
Partners Group Holding AG	690	774,591
StepStone Group, Inc., Class A	6,700	211,586

Total Financials		11,325,507

Health Care - 3.69%
Chemed Corp.	990	514,503
UnitedHealth Group, Inc.	550	277,304

Total Health Care		791,807

Industrials - 7.30%
Ashtead Group PLC	4,250	257,733
Dover Corp.	1,900	265,069
Italmobiliare SpA	4,110	104,380
Lockheed Martin Corp.	650	265,824
Melrose Industries PLC	34,000	193,815
Nordson Corp.	940	209,780
Paychex, Inc.	2,350	271,026

Total Industrials		1,567,627

Information Technology - 3.96%
Accenture PLC, Class A	1,120	343,963
Constellation Software, Inc.	245	505,796

Total Information Technology		849,759

Total Common Stocks
(Cost $12,964,042)		15,648,769

Preferred Stock - 1.94%
Financials - 1.94%
Compass Diversified Holdings, Series C, 7.875%(2)	17,210	416,998

Total Preferred Stock
(Cost $436,460)		416,998

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.93%
State Street Institutional Treasury Plus Money Market Fund Premier Class	5.283%	413,302	$413,302

Total Short-Term Investments
(Cost $413,302)			413,302

Total Investments - 99.52%
(Total cost $18,102,761)			21,350,350

Other Assets in Excess of Liabilities - 0.48%			102,694

Net Assets - 100.00%			$21,453,044

(1)	Non-income producing security.
(2)	Perpetual Maturity.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2023	Fund Delivering	U.S. $ Value at September 30, 2023	Unrealized Appreciation
State Street Bank and Trust Company	10/27/23	USD	$355,434	GBP	$335,578	$19,856
State Street Bank and Trust Company	12/15/23	USD	$873,178	GBP	$872,812	366
						$20,222

ALPS Variable Investment Trust

Notes to Quarterly Schedules of Investments

September 30, 2023 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio. The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS Global Opportunity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act. Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global

Opportunity Portfolio.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board” or “Trustees”) to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, the Adviser may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2023:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,104,696	$–	$–	$27,104,696
Short-Term Investments	991,318	–	–	991,318
Total	$28,096,014	$–	$–	$28,096,014

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$50,345,733	$–	$–	$50,345,733
Short-Term Investments	1,548,363	–	–	1,548,363
Total	$51,894,096	$–	$–	$51,894,096

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$147,794,996	$–	$–	$147,794,996
Short-Term Investments	3,013,611	–	–	3,013,611
Total	$150,808,607	$–	$–	$150,808,607

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$220,715,285	$–	$–	$220,715,285
Short-Term Investments	3,917,151	–	–	3,917,151
Total	$224,632,436	$–	$–	$224,632,436

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$151,162,332	$–	$–	$151,162,332
Short-Term Investments	2,735,562	–	–	2,735,562
Total	$153,897,894	$–	$–	$153,897,894

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$27,651,887	$–	$–	$27,651,887
Exchange Traded Fund	804,471	–	–	804,471
U.S. Energy Infrastructure Companies	35,819,135	–	–	35,819,135
U.S. Energy Infrastructure MLPs	26,513,347	–	–	26,513,347
U.S. General Partners	17,963,763	–	–	17,963,763
Total	$108,752,603	$–	$–	$108,752,603

ALPS Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,580,110	$3,291,171	$–	$4,871,281
Common Stocks	10,709,501	4,939,268	–	15,648,769
Preferred Stock	416,998	–	–	416,998
Short-Term Investments	413,302	–	–	413,302
Total	$13,119,911	$8,230,439	$–	$21,350,350

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency contracts	$–	$20,222	$–	$20,222
TOTAL	$–	$20,222	$–	$20,222

*	See Schedule of Investments for industry classification.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the period ended September 30, 2023.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of September 30, 2023, the Morningstar Conservative ETF Asset Allocation Portfolio held more than 25% of its assets in the Vanguard® Total Bond Market ETF. The financial statements of the Vanguard® Total Bond Market ETF, including the portfolio of investments, are included in the Vanguard® Total Bond Market ETF’s NCSR filing dated March 1, 2023, available at www.sec.gov or can be found at www.investor.vanguard.com.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.